Investment Objectives and Goals	Dec. 31, 2025
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Limited-Term Diversified Income Fund seeks maximum total return, consistent with reasonable risk.
April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Tax-Free Oregon Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Oregon.